SHARE CAPITAL AND OTHER RESERVES	12 Months Ended
Jun. 30, 2021
SHARE CAPITAL AND OTHER RESERVES [Abstract]
SHARE CAPITAL AND OTHER RESERVES

12.        SHARE CAPITAL AND OTHER RESERVES

12.1.     Share capital as of June 30, 2021

The Company is authorized to issue up to 108,057,967 common shares at a par value of $0.0001 per share.

On August 7, 2020, the Company’s common shares began trading on the Nasdaq Global Market under the ticker symbol “IBEX” at $19 per share. Of the 4,761,905 common shares offered, 3,571,429 were offered by the Company and 1,190,476 were offered by TRGI, our principal shareholder. The net offering proceeds to the Company, before expenses, and after deducting underwriting discounts and commissions were approximately $63.1 million. $1.6 million of the net proceeds from our initial public offering was used to pay offering related expenses. The Company did not receive any proceeds from the sale of shares by TRGI.

On the date of the Company’s initial public offering, the Series A, Series B, Series C preferred shares and the Class B common shares (detailed in 1.2) were automatically converted into 14,119,384 common shares as follows:

●	Series A preferred shares converted to Series C on a 1:1 basis
●	Series B preferred shares converted to Series C on a 1:1 basis
●	Series C preferred shares (including those existing as a result of the above conversions) then converted to Class A common shares at 1.158 to 1 based on a pre-determined formula.
●	Class B common shares converted to Class A common shares on a 1:1 basis.
●	Class B and Class A common shares were combined into one class of common shares as of the initial public offering date (“Common Shares”).

As of June 30, 2021, there were 18,399,063 common shares issued and outstanding.

12.2.     Share capital as of June 30, 2020

Prior to the Company’s initial public offering, the share capital was structured as follows:

●	Series A Convertible Preferred (“Series A”) - The maximum number of Series A Convertible Preference Shares was one, whose holder was our principal shareholder, TRGI.
●	Series B Convertible Preferred (“Series B”) - The maximum number of Series B Convertible Preference Shares was 12,512,994, of which 11,083,691 shares were issued and outstanding as of June 30, 2020.
●	Series C Convertible Preferred (“Series C”, and together with the Series A shares and the Series B Shares, the “Preferred Convertible Shares”) - The maximum number of Series C shares was 12,639,389 of which 111,986 shares were issued and outstanding as of June 30, 2020.
●	Class A Common Shares (“Class A”) – The maximum number of Class A shares was 79,766,504. There are no Class A shares issued and outstanding as of June 30, 2020.
●	Class B Common Shares (“Class B”, and together with the Class A shares, the “Common Shares”) - The maximum number Class B shares was 3,139,114 which are authorized for issuance under the Restricted Stock Plan, of which 1,841,660 shares were issued as of June 30, 2020.

The holders of Preferred Convertible Shares were entitled to vote, together with the holders of Class A shares, as a single class on all matters submitted to the shareholders for a vote.

In the event that the Company declares a dividend, the Company shall not declare nor pay any dividends or make any distribution to any other class of shares until and unless the Company has declared and paid aggregate dividends of at least US$9.5 million to the individual Series A share.

Upon any voluntary or involuntary liquidation, dissolution or winding-up of the Company, and assuming non-conversion of any preferred shares, the Series A holder will be entitled to receive the first approximately $9.5 million of proceeds if such event is treated as an asset sale. Series B will then be entitled to receive the next approximately $53.5 million and Series C holders will then be entitled to receive the next approximately $86.2 million (out of which $47.9 million is waived due to the transfer of shares of Etelequote Limited to  TRGI - see Note 30.2). Series C and common shareholders will then be entitled to receive any proceeds in excess of $139.7 million. In the event that a liquidation event is treated as a stock sale, Series B and C Holders will be entitled to receive the first approximately $139.7 million of proceeds. Series A, Series C and common shareholders will then be entitled to receive any proceeds in excess of $139.7 million.

The holders of Preferred Convertible Shares shall be entitled to vote, together with the holders of Class A shares, as a single class on all matters submitted to the shareholders for a vote.

In the event that the Holding Company declares a dividend, the Company shall not declare nor pay any dividends or make any distribution upon other class of shares of the Company until and unless the Company has declared and paid aggregate dividends of at least US$9.5 million with respect to the individual Series A share.

On any voluntary or involuntary liquidation, dissolution or winding-up of the Holding Company, and assuming non-conversion of any preferred shares, Series A holders will be entitled to receive the first approximately $9.5 million of proceeds in the event that such event is treated as an asset sale. Series B will then be entitled to receive the next approximately $53.5 million and Series C holders will then be entitled to receive the next approximately $86.2 million (out of which $47.9 million is waived due to the transfer of shares of Etelequote Limited to the parent Company TRGI see Note 30.2) of proceeds in excess of such $9.5 million, Series C and common holders will then be entitled to receive those proceeds in excess of such $139.7 million. In the event that the liquidation event is treated as a stock sale, Series B and C Holders will be entitled to receive the first approximately $139.7 million of proceeds. Series A, Series C and common holders will then be entitled to receive those proceeds in excess of such $139.7 million.

12.3.    The additional paid in capital as of June 30, 2021 and June 30, 2020 is $158.2 million and $96.2 million respectively.

Additional paid in capital increased due primarily from initial public offering proceeds of $63.1 million less the payment of offering-related expenses of $1.2 million ($1.0 million paid in the year ended June 30, 2021 and $0.2 million paid in the fiscal year ended June 30, 2020).

12.4.During the year ended June 30, 2019, 459,325 of these preferred shares have been redeemed by paying $13.9 per share to 17th Capital (comprised of $5.9 million principal and $0.4 million interest). The remaining $14 million is part of the disposal of the subsidiary during the year as included in Note 30.2.

12.5.     Other Reserves

The nature and purpose of other reserves within equity is described below:

Reorganization reserve

Reorganization reserve consists of differences between the combined net asset values of subsidiaries from their separate financial statements and recognized share capital, under the pooling of interest method.

Share option plans

Weighted average cost of options / awards  kept under the share option plans that pertain to the Group’s various subsidiaries.

Foreign currency translation reserve

Gain / losses arising on retranslating the net assets of overseas operations into presentation currency.

Actuarial gain on defined benefit scheme

Actuarial gain or losses represents adjustments to actuarial assumptions used to value defined benefit pension scheme obligations.

Accumulated deficit

The accumulated deficit increase from $109.5 million per end of June 30, 2020 to $110.7 million as of June 30, 2021. The decrease is due to the net income of the year ended June 30, 2021 amounting to $2.8 million offset by the payment of dividend of $4.0 million to the parent company.